Intangible Assets (Schedule of net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 7,111	$ 3,539
Accumulated amortization	2,797	2,369
Intangible assets, Net	4,314	1,170
Amortization expense	428	378	$ 266
Impairment charge	0	1,657	$ 0
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	6,546	2,983
Accumulated amortization	2,366	2,163
Intangible assets, Net	$ 4,180	820
Useful life	3 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 565	556
Accumulated amortization	431	206
Intangible assets, Net	$ 134	$ 350
Useful life	3 years